Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

20.  Subsequent Events

Acquisition of Remaining ZACC shares

The remaining shares of ZACC were transferred to the Company on January 1, 2022 for ¥148,000 thousand. Refer to Note 2 for more detail.

Receipt of Nasdaq Notification Regarding Minimum Market Value Deficiency

On January 18, 2022, the Company received a written notification (the “Notification Letter”) from The Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that it is not in compliance with the minimum market value requirement set forth in Nasdaq Listing Rules for continued listing on The Nasdaq Capital Market. Nasdaq Listing Rule 5550(b)(2) requires companies to maintain a minimum market value of US$35 million and Nasdaq Listing Rule 5810(c)(3)(C) provides that a failure to meet the minimum market value requirement exists if the deficiency continues for a period of 30 consecutive business days. Based on the market value of the Company from November 23, 2021 to January 14, 2022, the Company no longer meets the minimum market value requirement. The Notification Letter did not impact the Company’s listing on The Nasdaq Capital Market at that time. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has been provided 180 calendar days, or until July 18, 2022, to regain compliance with Nasdaq Listing Rule 5550(b)(2). To regain compliance, the Company’s market value must exceed US$35 million for a minimum of 10 consecutive business days. The Company’s business operations were not affected by the receipt of the Notice.

On April 19, 2022, Nasdaq issued a notice to the Company which announces that Nasdaq has determined that for 10 consecutive business days, from April 10, 2022 to April 19, 2022, the Company’s market value of listed securities has been US$35,000,000 or greater. Accordingly, the Company has regained compliance with the Rule and the matter was now closed.

On June 29, 2022, the Company received a second Notification Letter from Nasdaq, notifying the Company that it is not in compliance with the minimum market value requirement set forth in Nasdaq Listing Rules for continued listing on The Nasdaq Capital Market. Based on the market value of the Company from May 9, 2022 to June 28, 2022, the Company no longer meets the minimum market value requirement. The Notification Letter did not impact the Company’s listing on The Nasdaq Capital Market at that time. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has been provided 180 calendar days, or until December 27, 2022, to regain compliance with Nasdaq Listing Rule 5550(b)(2). To regain compliance, the Company’s market value must exceed US$35 million for a minimum of 10 consecutive business days. The Company’s business operations were not affected by the receipt of the Notice.

Potential deficiency in the net asset required for Issuer of Prepaid Cards “Re.Ra.Ku Cards”

One of the requirements for Issuers of prepaid cards under the Settlement Act is to maintain the net asset of the issuer being more than JPY100 million (based on Japanese GAAP). As of December 31, 2021, the Company’s net assets have fallen below JPY100 million under JGAAP on a standalone basis. The Company has recently reported the issue to the Kanto Local Financial Bureau and is currently in consultation with the regulatory authority to potentially receive any administrative guidance. See “Item 4. Regulations Governing Prepaid Cards” for more detail.

Issuance of a corporate bond

On May 10, 2022, the Company issued a corporate bond to help with short-term capital needs and received proceeds of ¥50,000 thousand based on the face value of the bond. The maturity date of the corporate bond is August 15, 2022. The corporate bond was redeemed in a lump sum on August 15, 2022, the maturity date.

On August 31, 2022, the Company issued a corporate bond to help with short-term capital needs and received proceeds of ¥40,000 thousand based on the face value of the bond. The maturity date of the corporate bond is December 31, 2022.

Mr. Takahashi, the representative director of ZACC, underwrote both of the Company’s corporate bonds.  See Note 19, “Related Party Transactions” for more detail.